Property, plant and equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, plant and equipment, net

The following table provides the gross and net amount of property, plant and equipment:

	As of December 31,	As of March 31,
	2017	2018
Property, plant and equipment, gross	$666,031	$673,901
Less: accumulated depreciation and amortization	(459,001)	(468,866)
Property, plant and equipment, net	$207,030	$205,035

Property, plant and equipment, net consist of the following:

	As of December 31,
	2016	2017
Land	$9,635	$10,209
Buildings	44,487	46,007
Furniture and fixtures	37,421	43,091
Computer equipment and servers	187,119	210,725
Plant, machinery and equipment	84,677	92,981
Computer software	119,648	137,459
Leasehold improvements	92,313	102,072
Vehicles	6,753	6,418
Capital work in progress	18,501	17,069
Property, plant and equipment, gross	$600,554	$666,031
Less: accumulated depreciation, amortization and impairment	(407,336)	(459,001)
Property, plant and equipment, net	$193,218	$207,030